Schedule of Investments (unaudited)
July 31, 2024
BlackRock Equity Dividend Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.8%
L3Harris Technologies, Inc.	1,900,457	$ 431,194,689
RTX Corp.	2,564,076	301,253,289
		732,447,978
Automobile Components — 0.5%
Lear Corp.	876,071	106,915,705
Automobiles — 1.5%
General Motors Co.	6,633,824	294,011,080
Banks — 12.0%
Bank of America Corp.	3,204,670	129,180,247
Citigroup, Inc.	9,101,352	590,495,718
Citizens Financial Group, Inc.	3,115,653	132,944,913
First Citizens BancShares, Inc., Class A	270,233	564,162,732
JPMorgan Chase & Co.	1,256,916	267,471,725
Wells Fargo & Co.	11,049,420	655,672,583
		2,339,927,918
Beverages — 1.1%
Diageo PLC	1,219,165	37,934,280
Keurig Dr. Pepper, Inc.	3,846,847	131,869,915
Pernod Ricard SA	374,617	50,126,425
		219,930,620
Broadline Retail — 0.3%
Alibaba Group Holding Ltd.	6,830,800	67,216,592
Building Products — 1.7%
Allegion PLC	834,884	114,220,480
Johnson Controls International PLC	2,943,298	210,563,539
		324,784,019
Capital Markets — 2.0%
Goldman Sachs Group, Inc.	89,997	45,811,173
Intercontinental Exchange, Inc.	1,641,181	248,737,392
UBS Group AG, Registered Shares	3,145,249	95,303,159
		389,851,724
Chemicals — 2.1%
Air Products and Chemicals, Inc.	337,680	89,096,868
Albemarle Corp.	983,104	92,087,352
International Flavors & Fragrances, Inc.	1,216,317	120,999,215
PPG Industries, Inc.	863,518	109,649,515
		411,832,950
Communications Equipment — 1.5%
Cisco Systems, Inc.	5,873,697	284,580,620
Consumer Finance — 0.5%
Discover Financial Services	678,244	97,660,354
Consumer Staples Distribution & Retail — 0.9%
Dollar General Corp.	1,451,964	174,801,946
Containers & Packaging — 1.3%
Sealed Air Corp.	6,747,814	256,754,323
Diversified Telecommunication Services — 1.7%
AT&T, Inc.	5,332,653	102,653,570
Verizon Communications, Inc.	5,844,895	236,835,146
		339,488,716
Electric Utilities — 3.8%
American Electric Power Co., Inc.	2,425,635	238,003,306
Security	Shares	Value
Electric Utilities (continued)
Edison International	927,950	$ 74,245,280
Entergy Corp.	614,964	71,317,375
Exelon Corp.	4,184,277	155,655,104
PG&E Corp.	10,445,516	190,630,667
		729,851,732
Entertainment — 1.2%
Electronic Arts, Inc.	1,483,675	223,945,905
Financial Services — 2.5%
Fidelity National Information Services, Inc.	4,246,888	326,288,405
Visa, Inc., Class A	565,694	150,287,925
		476,576,330
Food Products — 2.0%
Kraft Heinz Co.	10,968,726	386,208,842
Health Care Equipment & Supplies — 4.6%
Baxter International, Inc.	9,199,512	329,526,520
Koninklijke Philips NV(a)	7,418,607	208,386,309
Medtronic PLC	4,539,487	364,611,596
		902,524,425
Health Care Providers & Services — 9.2%
Cardinal Health, Inc.	4,045,453	407,903,026
Cigna Group	545,331	190,140,560
CVS Health Corp.	7,944,791	479,309,240
Elevance Health, Inc.	528,684	281,275,749
Humana, Inc.	505,853	182,921,503
Labcorp Holdings, Inc.	1,170,078	252,081,604
		1,793,631,682
Household Durables — 1.2%
Newell Brands, Inc.	4,751,854	40,818,426
Sony Group Corp.	2,112,000	187,584,873
		228,403,299
Household Products — 0.6%
Kimberly-Clark Corp.	860,310	116,184,866
Insurance — 5.5%
American International Group, Inc.	5,072,674	401,907,961
Fidelity National Financial, Inc., Class A	4,061,099	225,025,496
Prudential PLC	8,718,715	78,681,057
Willis Towers Watson PLC	1,256,283	354,623,565
		1,060,238,079
IT Services — 1.3%
Cognizant Technology Solutions Corp., Class A	3,343,571	253,041,453
Leisure Products — 0.8%
Hasbro, Inc.	2,284,448	147,255,518
Life Sciences Tools & Services — 0.7%
Fortrea Holdings, Inc.(a)	2,925,338	80,710,076
Thermo Fisher Scientific, Inc.	98,804	60,600,445
		141,310,521
Machinery — 2.3%
CNH Industrial NV	8,027,401	85,491,821
Komatsu Ltd.	2,861,600	81,348,347
Stanley Black & Decker, Inc.	1,203,649	127,129,407
Westinghouse Air Brake Technologies Corp.	906,226	146,038,320
		440,007,895
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Equity Dividend Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media — 3.3%
Comcast Corp., Class A	8,571,954	$ 353,764,542
Fox Corp., Class A	3,820,255	145,322,500
WPP PLC	15,588,387	150,366,792
		649,453,834
Metals & Mining — 0.4%
Teck Resources Ltd., Class B	1,406,705	68,942,612
Multi-Utilities — 1.0%
Sempra	2,541,985	203,511,319
Oil, Gas & Consumable Fuels — 7.5%
BP PLC	69,455,300	410,557,962
Enterprise Products Partners LP	6,587,306	190,109,651
Hess Corp.	1,283,748	196,952,618
Shell PLC	12,205,569	445,062,410
Suncor Energy, Inc.	5,476,165	218,608,507
		1,461,291,148
Pharmaceuticals — 3.9%
AstraZeneca PLC	637,015	101,203,066
Bayer AG, Registered Shares	4,725,300	140,580,924
Bristol-Myers Squibb Co.	868,042	41,284,077
Eli Lilly & Co.	196,999	158,440,386
Sanofi SA	3,071,811	316,680,595
		758,189,048
Professional Services — 3.3%
Leidos Holdings, Inc.	1,539,508	222,304,955
SS&C Technologies Holdings, Inc.	5,856,745	427,249,548
		649,554,503
Residential REITs — 0.5%
Mid-America Apartment Communities, Inc.	657,285	91,868,724
Semiconductors & Semiconductor Equipment — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,445,000	100,495,092
Software — 1.1%
Microsoft Corp.	492,342	205,971,276
Specialized REITs — 1.0%
Crown Castle, Inc.	1,809,453	199,184,586
Technology Hardware, Storage & Peripherals — 4.0%
Hewlett Packard Enterprise Co.	5,048,798	100,521,568
HP, Inc.	5,238,225	189,047,541
Samsung Electronics Co. Ltd.	7,899,847	487,122,095
		776,691,204
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.5%
Swatch Group AG	370,753	$ 76,358,407
Tapestry, Inc.	633,002	25,377,050
		101,735,457
Tobacco — 1.7%
British American Tobacco PLC, ADR	9,317,349	332,070,318
Total Common Stocks — 95.3% (Cost: $14,395,554,445)		18,538,344,213
Preferred Securities
Preferred Stocks — 0.5%
Household Products — 0.5%
Henkel AG & Co. KGaA	1,048,626	89,701,317
		89,701,317
Total Preferred Securities — 0.5% (Cost: $82,444,773)		89,701,317
Total Long-Term Investments — 95.8% (Cost: $14,477,999,218)		18,628,045,530
Short-Term Securities
Money Market Funds — 3.9%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.21%(b)(c)	767,868,975	767,868,975
Total Short-Term Securities — 3.9% (Cost: $767,868,975)		767,868,975
Total Investments — 99.7% (Cost: $15,245,868,193)		19,395,914,505
Other Assets Less Liabilities — 0.3%		50,798,359
Net Assets — 100.0%		$ 19,446,712,864

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 755,342,848	$ 12,526,127 (a)	$ —	$ —	$ —	$ 767,868,975	767,868,975	$ 10,084,666	$ —

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Equity Dividend Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 732,447,978	$ —	$ —	$ 732,447,978
Automobile Components	106,915,705	—	—	106,915,705
Automobiles	294,011,080	—	—	294,011,080
Banks	2,339,927,918	—	—	2,339,927,918
Beverages	131,869,915	88,060,705	—	219,930,620
Broadline Retail	—	67,216,592	—	67,216,592
Building Products	324,784,019	—	—	324,784,019
Capital Markets	294,548,565	95,303,159	—	389,851,724
Chemicals	411,832,950	—	—	411,832,950
Communications Equipment	284,580,620	—	—	284,580,620
Consumer Finance	97,660,354	—	—	97,660,354
Consumer Staples Distribution & Retail	174,801,946	—	—	174,801,946
Containers & Packaging	256,754,323	—	—	256,754,323
Diversified Telecommunication Services	339,488,716	—	—	339,488,716
Electric Utilities	729,851,732	—	—	729,851,732
Entertainment	223,945,905	—	—	223,945,905
Financial Services	476,576,330	—	—	476,576,330
Food Products	386,208,842	—	—	386,208,842
Health Care Equipment & Supplies	694,138,116	208,386,309	—	902,524,425
Health Care Providers & Services	1,793,631,682	—	—	1,793,631,682
Household Durables	40,818,426	187,584,873	—	228,403,299
Household Products	116,184,866	—	—	116,184,866
Insurance	981,557,022	78,681,057	—	1,060,238,079
IT Services	253,041,453	—	—	253,041,453
Leisure Products	147,255,518	—	—	147,255,518
Life Sciences Tools & Services	141,310,521	—	—	141,310,521
Machinery	358,659,548	81,348,347	—	440,007,895
Media	499,087,042	150,366,792	—	649,453,834
Metals & Mining	68,942,612	—	—	68,942,612
Multi-Utilities	203,511,319	—	—	203,511,319
Oil, Gas & Consumable Fuels	605,670,776	855,620,372	—	1,461,291,148
Pharmaceuticals	199,724,463	558,464,585	—	758,189,048
Professional Services	649,554,503	—	—	649,554,503
Residential REITs	91,868,724	—	—	91,868,724
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Equity Dividend Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Semiconductors & Semiconductor Equipment	$ —	$ 100,495,092	$ —	$ 100,495,092
Software	205,971,276	—	—	205,971,276
Specialized REITs	199,184,586	—	—	199,184,586
Technology Hardware, Storage & Peripherals	289,569,109	487,122,095	—	776,691,204
Textiles, Apparel & Luxury Goods	25,377,050	76,358,407	—	101,735,457
Tobacco	332,070,318	—	—	332,070,318
Preferred Securities
Preferred Stocks	—	89,701,317	—	89,701,317
Short-Term Securities
Money Market Funds	767,868,975	—	—	767,868,975
	$16,271,204,803	$3,124,709,702	$—	$19,395,914,505

Portfolio Abbreviation
ADR	American Depositary Receipt